Subsidiary Guarantor Information - Summary of Principal Amount Outstanding of Registered Debt Securities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
6.625% Guaranteed Bonds due 2035 | Master Trust
Supplemental information [line items]
Security	6.625%
Principal amount outstanding (U.S.$)	$ 1,750,000
6.625% Guaranteed Bonds due 2038 | Master Trust
Supplemental information [line items]
Security	6.625%
Principal amount outstanding (U.S.$)	$ 491,175
9.500% Guaranteed Bonds due 2027 | Master Trust
Supplemental information [line items]
Security	9.50%
Principal amount outstanding (U.S.$)	$ 168,625
9.500% Global Guaranteed Bonds due 2027 | Petróleos Mexicanos
Supplemental information [line items]
Security	9.50%
Principal amount outstanding (U.S.$)	$ 96,718
6.625% Notes due 2035 | Petróleos Mexicanos
Supplemental information [line items]
Security	6.625%
Principal amount outstanding (U.S.$)	$ 999,000
6.500% Bonds due 2041 | Petróleos Mexicanos
Supplemental information [line items]
Security	6.50%
Principal amount outstanding (U.S.$)	$ 1,560,521
5.500% Bonds due 2044 | Petróleos Mexicanos
Supplemental information [line items]
Security	5.50%
Principal amount outstanding (U.S.$)	$ 640,357
6.375% Bonds due 2045 | Petróleos Mexicanos
Supplemental information [line items]
Security	6.375%
Principal amount outstanding (U.S.$)	$ 1,199,747
5.625% Bonds due 2046 | Petróleos Mexicanos
Supplemental information [line items]
Security	5.625%
Principal amount outstanding (U.S.$)	$ 626,143
6.750% Bonds due 2047 | Petróleos Mexicanos
Supplemental information [line items]
Security	6.75%
Principal amount outstanding (U.S.$)	$ 5,548,156
5.350% Notes due 2028 | Petróleos Mexicanos
Supplemental information [line items]
Security	5.35%
Principal amount outstanding (U.S.$)	$ 795,784
6.350% Bonds due 2048 | Petróleos Mexicanos
Supplemental information [line items]
Security	6.35%
Principal amount outstanding (U.S.$)	$ 1,574,041
6.500% Notes due 2027 | Petróleos Mexicanos
Supplemental information [line items]
Security	6.50%
Principal amount outstanding (U.S.$)	$ 1,198,109
5.950% Notes due 2031 | Petróleos Mexicanos
Supplemental information [line items]
Security	5.95%
Principal amount outstanding (U.S.$)	$ 3,777,381
6.490% Notes due 2027 | Petróleos Mexicanos
Supplemental information [line items]
Security	6.49%
Principal amount outstanding (U.S.$)	$ 281,222
6.840% Notes due 2030 | Petróleos Mexicanos
Supplemental information [line items]
Security	6.84%
Principal amount outstanding (U.S.$)	$ 2,345,538
6.950% Bonds due 2060 | Petróleos Mexicanos
Supplemental information [line items]
Security	6.95%
Principal amount outstanding (U.S.$)	$ 3,188
7.690% Bonds due 2050 | Petróleos Mexicanos
Supplemental information [line items]
Security	7.69%
Principal amount outstanding (U.S.$)	$ 8,047,831
6.500% Notes due 2029 | Petróleos Mexicanos
Supplemental information [line items]
Security	6.50%
Principal amount outstanding (U.S.$)	$ 1,204,708
8.750% Notes due 2029 | Petróleos Mexicanos
Supplemental information [line items]
Security	8.75%
Principal amount outstanding (U.S.$)	$ 1,908,685
6.700% Notes due 2032 | Petróleos Mexicanos
Supplemental information [line items]
Security	6.70%
Principal amount outstanding (U.S.$)	$ 6,787,240
10.000% Notes due 2033 | Petróleos Mexicanos
Supplemental information [line items]
Security	10.00%
Principal amount outstanding (U.S.$)	$ 1,972,663